Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,809
Ending balance	1,871	£ 1,809
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	647
Ending balance	654	647
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	842
Ending balance	834	842
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	320
Ending balance	383	320
Assets under construction | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	3	(6)	£ (22)
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	27	27	0
Reversal of impairments	0	0
Selling, general and administration expenses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	6	6	7
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,239	3,051
Hyperinflation adjustment	2	13
Exchange adjustments	(46)	(46)
Additions	322	250
Additions from business acquisitions, including adjustments		(1)
Disposals and write-offs	79	37
Reclassifications	(3)	9
Ending balance	3,435	3,239	3,051
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,012	970
Hyperinflation adjustment	1	3
Exchange adjustments	(19)	(11)
Additions	4
Additions from business acquisitions, including adjustments		(2)
Disposals and write-offs	5	2
Reclassifications	51	54
Ending balance	1,044	1,012	970
Cost | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,889	1,708
Hyperinflation adjustment	1	6
Exchange adjustments	(19)	(25)
Additions	8
Additions from business acquisitions, including adjustments		1
Disposals and write-offs	57	32
Reclassifications	181	231
Ending balance	2,003	1,889	1,708
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	338	373
Hyperinflation adjustment		4
Exchange adjustments	(8)	(10)
Additions	310	250
Disposals and write-offs	17	3
Reclassifications	(235)	(276)
Ending balance	388	338	373
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,430)
Ending balance	(1,564)	(1,430)
Depreciation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(365)
Ending balance	(390)	(365)
Depreciation and impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,047)
Ending balance	(1,169)	(1,047)
Depreciation and impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18)
Ending balance	(5)	(18)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,391)	(1,255)
Hyperinflation adjustment	1	(3)
Exchange adjustments	14	13
Disposals and write-offs	(54)	(30)
Reclassifications		(4)
Charge for the year	(189)	(172)
Ending balance	(1,511)	(1,391)	(1,255)
Depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(362)	(330)
Exchange adjustments	7	1
Disposals and write-offs	(4)	(1)
Charge for the year	(36)	(34)
Ending balance	(387)	(362)	(330)
Depreciation | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,029)	(925)
Hyperinflation adjustment	1	(3)
Exchange adjustments	7	12
Disposals and write-offs	(50)	(29)
Reclassifications		(4)
Charge for the year	(153)	(138)
Ending balance	(1,124)	(1,029)	(925)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(39)	(16)
Exchange adjustments	(1)	2
Disposals and write-offs	(20)	(7)
Reclassifications		1
Impairment losses	33	33
Ending balance	(53)	(39)	(16)
Impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)	(3)
Exchange adjustments	1
Disposals and write-offs	(1)	(1)
Impairment losses	2	1
Ending balance	(3)	(3)	(3)
Impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18)	(6)
Exchange adjustments	(2)	1
Disposals and write-offs	(5)	(3)
Reclassifications		1
Impairment losses	30	17
Ending balance	(45)	(18)	(6)
Impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18)	(7)
Exchange adjustments		1
Disposals and write-offs	(14)	(3)
Impairment losses	1	15
Ending balance	£ (5)	£ (18)	£ (7)